10. INTANGIBLE ASSETS: Schedule of Intangible Assets (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
HealthTab
Intangible Assets, Gross, start of period		$ 1	$ 1,140,283
Acquired assets			0
Net Intangile Assets Write down		0	(1,140,282)
Intangible Assets, Gross, end of period		1	1
Intangible Assets, Accumulated Amortization, starting balance		0	4,166
Intangible Assets, Amortization over period		0	380,093
Intangible Assets Amortization Write down		0	(384,259)
Intangible Assets, Accumulated Amortization, ending balance		0	0
Intangible Assets, Carrying Value, start of period		1
Intangible Assets, Carrying Value, end of period		1	1
Corozon
Intangible Assets, Gross, start of period		1	0
Acquired assets			231,818
Net Intangile Assets Write down		0	(231,817)
Intangible Assets, Gross, end of period		1	1
Intangible Assets, Accumulated Amortization, starting balance		0	0
Intangible Assets, Amortization over period		0	41,667
Intangible Assets Amortization Write down		0	(41,667)
Intangible Assets, Accumulated Amortization, ending balance		0	0
Intangible Assets, Carrying Value, start of period		1
Intangible Assets, Carrying Value, end of period		1	1
Emerald
Intangible Assets, Gross, start of period		510,878	0
Acquired assets			510,878
Net Intangile Assets Write down		(510,877)	0
Intangible Assets, Gross, end of period		1	510,878
Intangible Assets, Accumulated Amortization, starting balance		85,147	0
Intangible Assets, Amortization over period		112,216	85,147
Intangible Assets Amortization Write down		(197,363)	0
Intangible Assets, Accumulated Amortization, ending balance		0	85,147
Intangible Assets, Carrying Value, start of period		425,731
Intangible Assets, Carrying Value, end of period		1	425,731
Intangible Assets, Gross, start of period		510,880	1,140,283
Acquired assets			742,696
Net Intangile Assets Write down		(510,877)	(1,372,099)
Intangible Assets, Gross, end of period		3	510,880
Intangible Assets, Accumulated Amortization, starting balance		85,147	4,166
Intangible Assets, Amortization over period		112,216	506,907
Intangible Assets Amortization Write down		(197,363)	(425,926)
Intangible Assets, Accumulated Amortization, ending balance		0	85,147
Intangible Assets, Carrying Value, start of period	[1]	425,733
Intangible Assets, Carrying Value, end of period	[1]	$ 3	$ 425,733

[1]	Note 10.